Short-term and long-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	¥ 60,679	$ 9,299	¥ 203,845
Long-term borrowings	22,577	3,460	9,689
Short-term Investments	1,353,670	$ 207,459	¥ 1,305,386
Long-term borrowings
Debt Instrument [Line Items]
Long-term borrowings guaranteed	¥ 2,300
Minimum [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)	2.50%	2.50%
Minimum [Member] | Short-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	0.20%	0.20%	0.40%
Minimum [Member] | Long-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	0.20%	0.20%	0.40%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)	3.30%	3.30%
Maximum [Member] | Short-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	5.80%	5.80%	6.30%
Maximum [Member] | Long-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	6.00%	6.00%	6.00%